Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
INTEREST INCOME
Loans receivable	$ 454,085	$ 437,002	$ 430,850
Mortgage-backed securities	62,949	71,392	80,260
Investment securities and cash equivalents	19,759	22,159	22,587
Total Income	536,793	530,553	533,697
INTEREST EXPENSE
Customer accounts	52,485	51,054	58,524
FHLB advances and other borrowings	64,059	66,018	69,553
Interest expense	116,544	117,072	128,077
Net interest income	420,249	413,481	405,620
Provision (release) for loan losses	(6,250)	(11,162)	(15,401)
Net interest income after provision (release) for loan losses	426,499	424,643	421,021
OTHER INCOME
Gain on sale of investment securities	0	9,641	0
Prepayment penalty on long-term debt	0	(10,554)	0
Loan fee income	5,548	8,788	7,706
Deposit fee income	21,738	22,459	14,306
Other income	19,750	10,089	8,647
Noninterest income	47,036	40,423	30,659
OTHER EXPENSE
Compensation and benefits	112,884	119,939	109,730
Occupancy	33,568	33,956	30,452
FDIC insurance premiums	11,824	7,916	11,009
Product delivery	17,060	22,325	14,973
Information technology	30,982	15,976	14,303
Other expense	29,129	24,739	23,542
Noninterest expense	235,447	224,851	204,009
Gain (loss) on real estate owned, net	10,046	9,304	(2,743)
Income before income taxes	248,134	249,519	244,928
Income tax expense
Current	60,773	86,477	75,784
Deferred	23,312	2,726	11,780
Income taxes	84,085	89,203	87,564
NET INCOME	$ 164,049	$ 160,316	$ 157,364
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.79	$ 1.68	$ 1.56
Diluted earnings (in dollars per share)	1.78	1.67	1.55
Dividends paid on common stock per share (in dollars per share)	$ 0.55	$ 0.54	$ 0.41
Basic weighted average number of shares outstanding (in shares)	91,399,038	95,644,639	101,154,030
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)	91,912,918	96,053,959	101,590,351